Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values required in this section, for the 2025, 2024 and 2023 fiscal years.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on TSR(5) ($)	Net (Loss) Income(6) ($)
2025	275,971	275,971	486,573	486,215	130.30	(1,956,536)
2024	231,596	238,996	261,826	268,476	150.76	(8,426,209)
2023	232,167	264,139	287,907	316,883	177.27	(1,067,335)

____________

(1)      The dollar amounts reported this column are the amounts of total compensation reported for Jason Katz, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation — Summary Compensation Table.”

(2)      The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Katz, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Katz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Katz’s total compensation as reported in the Summary Compensation Table for each year to determine compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2025	275,971	(44,221)	44,221	275,971
2024	231,596	—	7,400	238,996
2023	232,167	—	31,972	264,139

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, (iii) for awards that are granted and vest in same year, the fair value as of the vesting date, (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year, and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—	—	44,221	—	—	—	44,221
2024	—	—	—	7,400	—	—	7,400
2023	—	7,852	—	24,121	—	—	31,972

(3)      The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Katz) in the “Total” column of the Summary Compensation Table in each applicable year. For 2023 and 2024, the NEOs (excluding Mr. Katz) included for purposes of calculating the average amounts are Kara Jenny, our Chief Financial Officer, and Adam Zalko, who served as our Senior Vice President during such years. For 2025, the NEOs (excluding Mr. Katz) included for purposes of calculating the average amounts are Ms. Jenny, Mr. Zalko, who was appointed as our Chief Operating Officer in January 2025, and Mr. Mills, who was appointed as our President in January 2025.

(4)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Katz), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the named executive officers as a group (excluding Mr. Katz) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Katz) as reported in the Summary Compensation Table for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	486,573	(92,572)	92,214	486,215
2024	261,826	—	6,650	268,476
2023	287,907	(9,700)	38,676	316,883

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	63,092	—	29,481	(358)	—	—	92,214
2024	—	2,938	—	3,713	—	—	6,650
2023	12,400	7,875	—	18,401	—	—	38,676

(5)      Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2023, 2024 or 2025. The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2022.

(6)      The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.

Company Selected Measure Name		compensation actually paid
Named Executive Officers, Footnote		The dollar amounts reported this column are the amounts of total compensation reported for Jason Katz, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation — Summary Compensation Table.”
PEO Total Compensation Amount	[1]	$ 275,971	$ 231,596	$ 232,167
PEO Actually Paid Compensation Amount	[2]	$ 275,971	238,996	264,139
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2025	275,971	(44,221)	44,221	275,971
2024	231,596	—	7,400	238,996
2023	232,167	—	31,972	264,139

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, (iii) for awards that are granted and vest in same year, the fair value as of the vesting date, (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year, and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—	—	44,221	—	—	—	44,221
2024	—	—	—	7,400	—	—	7,400
2023	—	7,852	—	24,121	—	—	31,972

Non-PEO NEO Average Total Compensation Amount	[3]	$ 486,573	261,826	287,907
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 486,215	268,476	316,883
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	486,573	(92,572)	92,214	486,215
2024	261,826	—	6,650	268,476
2023	287,907	(9,700)	38,676	316,883

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	63,092	—	29,481	(358)	—	—	92,214
2024	—	2,938	—	3,713	—	—	6,650
2023	12,400	7,875	—	18,401	—	—	38,676

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our NEOs as a group (excluding Mr. Katz), and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net (Loss) Income

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our NEOs as a group (excluding Mr. Katz), and our net (loss) income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group		Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2023, 2024 or 2025. The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2022.
Tabular List, Table

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance and, therefore, do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Peer Group Total Shareholder Return Amount	[5]	$ 130.3	150.76	177.27
Net Income (Loss)	[6]	$ (1,956,536)	(8,426,209)	(1,067,335)
PEO Name		Jason Katz
PEO [Member] | Exclusion of Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	$ (44,221)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	44,221	7,400	31,972
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,852
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,221
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,400	24,121
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,221	7,400	31,972
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		63,092		12,400
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,938	7,875
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,481
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(358)	3,713	18,401
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		92,214	6,650	38,676
Non-PEO NEO [Member] | Exclusion of Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(92,572)		(9,700)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	$ 92,214	$ 6,650	$ 38,676

[1]	The dollar amounts reported this column are the amounts of total compensation reported for Jason Katz, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Katz, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Katz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Katz’s total compensation as reported in the Summary Compensation Table for each year to determine compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2025	275,971	(44,221)	44,221	275,971
2024	231,596	—	7,400	238,996
2023	232,167	—	31,972	264,139

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, (iii) for awards that are granted and vest in same year, the fair value as of the vesting date, (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year, and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—	—	44,221	—	—	—	44,221
2024	—	—	—	7,400	—	—	7,400
2023	—	7,852	—	24,121	—	—	31,972

[3]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Katz) in the “Total” column of the Summary Compensation Table in each applicable year. For 2023 and 2024, the NEOs (excluding Mr. Katz) included for purposes of calculating the average amounts are Kara Jenny, our Chief Financial Officer, and Adam Zalko, who served as our Senior Vice President during such years. For 2025, the NEOs (excluding Mr. Katz) included for purposes of calculating the average amounts are Ms. Jenny, Mr. Zalko, who was appointed as our Chief Operating Officer in January 2025, and Mr. Mills, who was appointed as our President in January 2025.
[4]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Katz), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the named executive officers as a group (excluding Mr. Katz) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Katz) as reported in the Summary Compensation Table for each year to determine the compensation actually paid, using the same methodology described above in Note (2):
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	486,573	(92,572)	92,214	486,215
2024	261,826	—	6,650	268,476
2023	287,907	(9,700)	38,676	316,883

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	63,092	—	29,481	(358)	—	—	92,214
2024	—	2,938	—	3,713	—	—	6,650
2023	12,400	7,875	—	18,401	—	—	38,676

[5]	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2023, 2024 or 2025. The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2022.
[6]	The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.
[7]	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, (iii) for awards that are granted and vest in same year, the fair value as of the vesting date, (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year, and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—	—	44,221	—	—	—	44,221
2024	—	—	—	7,400	—	—	7,400
2023	—	7,852	—	24,121	—	—	31,972

[9]	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[10]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	63,092	—	29,481	(358)	—	—	92,214
2024	—	2,938	—	3,713	—	—	6,650
2023	12,400	7,875	—	18,401	—	—	38,676